Document and Entity Information	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity File Number	001-14962
Entity Registrant Name	CIRCOR INTERNATIONAL INC
Entity Central Index Key	0001091883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3477276
Entity Address, Address Line One	30 CORPORATE DRIVE
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803-4238
City Area Code	781
Local Phone Number	270-1200
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	CIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false